Short-Term Borrowings And Long-Term Debt (Summary Of Short-Term Borrowings) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Disclosure [Line Items]
Unsecured short-term borrowings from banks	$ 27,984	¥ 2,300,000	¥ 4,000,000
Short-term borrowings	$ 27,984	¥ 2,300,000	¥ 4,000,000